UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Non-current assets
Property, plant and equipment	$ 3,906	$ 1,892
Goodwill and intangible assets	41,786	16,270
Deferred tax assets	2,407	1,975
Derivative financial asset	193	178
Other assets	79	79
Total non-current assets	48,371	20,394
Current assets
Inventories	22,956	19,933
Trade and other receivables	17,471	13,901
Income tax receivable	240	1,516
Cash and cash equivalents	5,317	3,691
Total current assets	45,984	39,041
TOTAL ASSETS	94,355	59,435
Equity attributable to the equity holders of the parent
Share capital	2,338	1,972
Share premium	49,944	46,619
Treasury shares	(24,922)	(24,922)
Accumulated deficit	(57,791)	(48,644)
Translation reserve	(5,701)	(5,706)
Equity component of convertible note	6,709	6,709
Other reserves	23	23
Total deficit	(29,400)	(23,949)
Current liabilities
Income tax payable	283	279
Trade and other payables	23,074	12,802
Exchangeable notes and other borrowings	210	210
Provisions	50	50
Lease liabilities	2,153	1,694
Total current liabilities	25,770	15,035
Non-current liabilities
Senior secured term loan	65,809	40,109
Convertible loan note	14,964	14,542
Derivative financial liabilities	1,444	526
Lease liabilities	10,199	10,872
Other payables	1,784	0
Deferred tax liabilities	3,785	2,300
Total non-current liabilities	97,985	68,349
TOTAL LIABILITIES	123,755	83,384
TOTAL EQUITY AND LIABILITIES	$ 94,355	$ 59,435